Business Acquisitions and Goodwill (Tables)	6 Months Ended
Jun. 30, 2011
Business Acquisitions and Goodwill [Abstract]
Consolidated results of operations

	Three Months Ended	Six Months Ended
	June 30, 2010	June 30, 2010
	(Unaudited)

Revenues	$621,203	$1,178,856
Net income attributable to Oil States International, Inc.	37,828	77,571
Net income per share attributable to Oil States International, Inc. common stockholders
Basic	$0.75	$1.55
Diluted	$0.72	$1.49

Changes in carrying amount of goodwill

	Well Site Services
		Drilling
	Rental	and			Offshore	Tubular
	Tools	Other	Subtotal	Accommodations	Products	Services	Total

Balance as of December 31, 2009
Goodwill	$169,311	$22,767	$192,078	$58,358	$85,599	$62,863	$398,898
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	74,783	—	74,783	58,358	85,599	—	218,740
Goodwill acquired	—	—	—	239,080	15,242	—	254,322
Foreign currency translation and other changes	723	—	723	1,624	(187)	—	2,160

	75,506	—	75,506	299,062	100,654	—	475,222

Balance as of December 31, 2010
Goodwill	170,034	22,767	192,801	299,062	100,654	62,863	655,380
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	75,506	—	75,506	299,062	100,654	—	475,222
Goodwill acquired	—	—	—	503	198	—	701
Foreign currency translation and other changes	457	—	457	14,973	154	—	15,584

	75,963	—	75,963	314,538	101,006	—	491,507

Balance as of June 30, 2011
Goodwill	170,491	22,767	193,258	314,538	101,006	62,863	671,665
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	$75,963	$—	$75,963	$314,538	$101,006	$—	$491,507